Equity Incentive Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Oct. 15, 2018	Oct. 08, 2018	Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested options exercisable						724,600
Weighted-average grant-date fair value of options granted						$ 10.22	$ 5.09
Unrecognized stock-based compensation expense related to unvested stock options						$ 81,300
Unrecognized over a weighted-average period						2 years 10 months 2 days
Stock-based compensation expense						$ 39,942	$ 12,742	$ 18,886
Liability, accrued compensation and benefits						22,147	15,191
Stock-based compensation expense related to business combinations						4,400	$ 400	$ 13,800
Equity Settled RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation expense related to unvested stock options						$ 39,500
Unrecognized over a weighted-average period						3 years 7 months 24 days
RSAs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of service -based vesting condition						The service-based vesting condition is generally satisfied based on one of two vesting schedules: (i) vesting of 50% of the shares upon the closing of the Swiftype acquisition, 25% of the shares on the one-year anniversary of the closing, and 25% of the shares on the two-year anniversary of the closing, or (ii) vesting of 50% of the shares on the one-year anniversary of the closing of the Swiftype acquisition and 50% of the shares on the two-year anniversary of the closing.
Stock-based compensation expense	$ 1,700					$ 2,600
Granted							244,498
RSAs | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense		$ 1,700
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense						$ 7,100
Granted						732,701	57,000
Weighted average grant date fair value						$ 64.55
Tranche One | RSAs | Swiftype
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting rights percentage					50.00%
Tranche One | Cash Settled RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting period						4 years
Share-based compensation arrangement by share-based payment award vesting rights percentage						25.00%
Share-based compensation arrangement by share-based payment award current year vesting period						1 year
Share-based compensation arrangement by share-based payment award remainder of quarterly vesting period						36 months
Stock-based compensation expense			$ 800
Granted						120,299
Weighted average grant date fair value						$ 24.53
Liability, accrued compensation and benefits						$ 1,500
Tranche Two | RSAs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting period					1 year
Share-based compensation arrangement by share-based payment award vesting rights percentage					25.00%
Tranche Three | RSAs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting period					2 years
Share-based compensation arrangement by share-based payment award vesting rights percentage					25.00%
Tranche Four | RSAs | Swiftype
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting period					1 year
Share-based compensation arrangement by share-based payment award vesting rights percentage					50.00%
Tranche Five | RSAs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting period					2 years
Share-based compensation arrangement by share-based payment award vesting rights percentage					50.00%
2012 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting period				4 years
Share-based compensation arrangement by share-based payment award expiration period				10 years
Granted						732,701	57,000
Weighted average grant date fair value						$ 64.55	$ 13.07
2012 Plan | Equity Settled RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting period				4 years
Share-based compensation arrangement by share-based payment award current year vesting period				1 year
Share-based compensation arrangement by share-based payment award remainder of quarterly vesting period				3 years
2012 Plan | Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting rights percentage				25.00%
2012 Plan | Tranche One | Equity Settled RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting rights percentage				25.00%
2012 Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting period				1 year
2012 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award vesting period				36 months